Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying CFS were prepared in accordance with accounting principles generally accepted in the U.S. of America (“U.S. GAAP”) and have been consistently applied for information pursuant to the rules and regulations of the U.S. Securities Exchange Commission (the “SEC”).

(b) Principles of consolidation

The CFS include the financial statements of the Company, its subsidiaries for which the Company exercises control and, when applicable, entities in which the Company has a controlling financial interest is the ultimate primary beneficiary.

All transactions and balances between the Company and its subsidiaries were eliminated in consolidation.

(c) Use of estimates

In preparing the CFS in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the CFS, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for doubtful accounts, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, uncertain tax position, purchase price allocations for business combination, impairment assessment for goodwill and realization of deferred tax assets. Actual results could differ from those estimates.

(d) Cash and cash equivalents

Cash includes cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use in accounts maintained with commercial banks. The Company maintains bank accounts in mainland China. Cash balances in bank accounts in mainland China are not insured by the Federal Deposit Insurance Corporation or other programs.

(e) Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Company reduces accounts receivable by recording an allowance for doubtful accounts to account for the estimated impact of collection issues resulting from a client’s inability or unwillingness to pay valid obligations to the Company. The Company determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and best estimate of specific losses on individual exposures. The Company establishes a provision for doubtful receivable when there is objective evidence that the Company may not be able to collect amounts due. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment.

(f) Advances to suppliers, net

Advances to suppliers are balances paid to suppliers for services that have not been provided or received. The Company reviews its advances to suppliers periodically and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

(g) Property and equipment, net

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Category	Estimated useful lives
Electronic equipment	3 years

(h) Impairment of long-lived assets

The Company reviews long-lived assets, including definitive-lived intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value (“FV”) based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in “Others, net” in the consolidated statements of comprehensive income (loss). The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or FV less costs to sell, and no longer depreciated.

(i) Fair value of financial instruments

ASC 825-10 requires disclosures regarding the FV of financial instruments. FV is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level FV hierarchy prioritizes the inputs used to measure FV. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure FV are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the FV of the Company’s financial instruments including cash, restricted cash, accounts receivable, advances to suppliers, prepaid expenses and other current assets, short-term bank loans, accounts payable, advance from customers, due to related parties, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The FV of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, such as property and equipment would be measured at FV only if they were determined to be impaired.

(j) Leases

The Company follows Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”). The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

At the commencement date of a lease, the Company recognizes a lease liability for future fixed lease payments and a right of use (“ROU”) asset for the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments to be made over the lease term. The lease term includes periods for which it’s reasonably certain that the renewal options will be exercised and periods for which it’s reasonably certain that the termination options will not be exercised. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”). The Company will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated FV, the Company will record an impairment loss in other expenses in the consolidated statements of operations.

(k) Revenue recognition

The Company is an online marketing solutions provider which provides customer-tailored internet marketing services based on data analysis technology. The Company’s revenue primarily includes advertising service revenue.

Revenue from advertising services primarily consists of revenue from providing online advertising services. Revenue represents the amount of consideration that the Company is entitled to in exchange for the transfer of promised services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606, the Company recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of a promised service to a customer. The Company also evaluates whether it is appropriate to record the gross amounts of services sold and the related costs, or the net amounts earned as commissions. Payments for services are generally received after deliveries. In the event the Company receives an advance from a customer, such advance is recorded as a liability to the Company.

Online Marketing Solutions Services

The Company provides one-stop online marketing solutions, including traffic acquisition from top online media platforms, content production, data analysis and advertising campaign optimization, to its advertisers. The term “traffic acquisition” refers to the process of advertising and acquiring a target audience on online media platforms. It charges the advertisers primarily based on a mix of Cost-Per-Click (“CPC”) (recognize revenue when specified action, such as click-throughs, is performed) or Cost-Per-Time (“CPT”) (recognize revenue over the contract period by reference to the progress towards satisfaction of that performance obligation). Media partners may also grant to it rebates mainly based on gross advertisement spending (i) in the form of advance for future traffic acquisition; (ii) to net off the account payables the Company owed to them; or (iii) in cash.

While none of the factors individually are considered presumptive or determinative, under this business model, the Company is the primary obligor and responsible for (i) identifying and contracting with third-party advertisers which the Company views as customers, and delivering the specified integrated services to the advertisers; (ii) bearing certain risks of loss to the extent that the cost incurred for producing contents, formulating advertisement campaign and acquiring user traffic from online media platforms cannot be compensated by the total consideration received from the advertisers, which is similar to inventory risk; and (iii) performing all the billing and collection activities, including retaining credit risk. The Company assumes ownership of the specified service before it is delivered to the advertiser and acts as the principal of these arrangements and therefore recognizes revenue earned and costs incurred related to these transactions on a gross basis. Under this business model, the rebates earned from media partners are recorded as a reduction of cost of services.

The core principle underlying revenue recognition in ASC 606 is that the Company recognizes revenue for the transfer of services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time. The Company’s advertising service contracts have one single performance obligation, being the promise to display customers’ advertisement on the media platform. The services, such as content production, data analysis and advertising campaign optimizations, are performed as inputs to produce or deliver the output specified by the customer, and are interrelated, thus each of services cannot be separately performed to fulfil the promise and is, therefore, not distinct. Under ASC 606, the related revenues are recognized. When the Company provides services to customers which are charged based on the CPC model, control of services transfers when the specific action such as click-throughs is performed. When the Company provides services to customers which are charged based on the time advertised under the CPT model, control of services transfers over time and revenue is recognized over the period of the contract by reference to the progress, which is measured by the duration for displaying the advertisement, towards complete satisfaction of that performance obligation, which is measured by the elapse of the displaying period.

CPC, is a performance-based metric and under which we charge our customers when an Internet user clicks the online advertisement we placed. Most of our customers are charged based on the CPC mechanism. Under the CPT mechanism, we charge our customers for placing an online short video for a specific period of time. Few of our customers which intend to promote their brand name on the media platform adopt CPT model.

The transaction price under CPC model for marketing solutions is based on the bidding price that varies from time to time due to the advertisement bidding price competition mechanism set by media platforms. Only the advertisement with the highest bidding prices can be displayed and such bidding prices will be recognized as transaction prices once the internet users click on the advertisements. We receive invoices from media partners. The invoiced fees contained therein are equal to: (x) traffic acquisition costs (equal to bidding price per click-through multiplied by users’ click-throughs), minus, (y) rebates from media partners as agreed, and the invoice fees are then recognized as cost of revenue. We then issue invoices to our advertising customers and charge our advertising customers, with the amount equal to: (x) the traffic acquisition costs, plus, (y) service charge, and the total amount is recognized as revenue.

Under the CPT model, the transaction price we charge our advertiser customers for placing advertisement for a specific period of time is contractually agreed by our advertiser customers and us. We recognize revenue over the period of the contract by reference to the progress, which is measured by the duration for displaying the advertisement, towards complete satisfaction of that performance obligation, which is measured by the elapse of the displaying period. We receive invoices from media partners equivalent to traffic acquisition costs (equal to the predetermined CPT by the media platforms, multiplied by the duration of display) minus rebates from media partners as agreed, and recognize as cost of revenue.

(l) Cost of revenue

The Company’s cost of revenue is costs for providing marketing solution services on an incurred basis, and consists primarily of the purchase of online traffic from third-party media platforms after deducting rebates, and salaries and benefits for staff providing marketing solution services including content production, data analysis and advertising campaign optimizations.

(m) R&D expenses

R&D(“R&D”) expenses include costs directly attributable to the conduct of R&D projects, primarily consist of salaries and other employee benefits. All costs associated with R&D are expensed as incurred.

(n) Advertising Expense

Advertising primarily consists of cost of online advertising. The Company’s advertising is expensed as incurred and included in selling expenses. For the years ended June 30, 2024 and 2023, the Company recorded no advertising expenses.

(p) Mainland China Employee Contribution Plan

As stipulated by the regulations of the PRC, full-time employees are entitled to various government statutory employee benefit plans, including: medical, maternity, workplace injury, and unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Company incurred for the plan were $94,963 , $86,186 and $41,144 for the years ended June 30, 2024 ,2023 and 2022, respectively.

(q) Income taxes

The Company’s subsidiaries in mainland China and Hong Kong are subject to the income tax laws of mainland China and Hong Kong. No taxable income was generated outside the PRC for the years ended June 30, 2024 and 2023. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of June 30, 2024 and 2023.

(r) Value added tax (“VAT”)

Sales revenue is the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rate is approximately 6%. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying CFS. All of the VAT returns filed by the Company’s subsidiaries in the PRC, remain subject to examination by the tax authorities for five years from the date of filing.

(s) Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the years ended June 30, 2024 , 2023 and 2022, there were no dilutive securities.

(t) Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of stockholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment from the Company not using U.S. dollar as its functional currency.

(u) Foreign currency translation and transactions

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s CFS are reported in the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts for assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s Consolidated Statements of Operations and Comprehensive Income.

The value of RMB against US$ and other currencies fluctuates and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the CFS:

	Years Ended As of June 30,			Years Ended June 30,
	2024	2023	2022	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss	Profits/Loss
RMB:USD1	7.1268	7.2258	6.7114	7.1592	6.9415	6.4571

(v) Segment reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenues and expenses are derived from the PRC. Therefore, no geographical segments are presented.

(w) Statements of cash flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

(aa) Significant risks

Currency risk

Most of the Company’s expense transactions and assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittances.

The Company maintains bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not provide complete protection for the Company’s accounts, as its aggregate deposits are higher than the compensation limit, which is RMB500,000 for one bank ($70,000). However, the Company believes the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes those Chinese banks that hold the Company’s cash, restricted cash and short-term investments are financially sound based on publicly available information.

Other than the deposit insurance mechanism in the PRC mentioned above, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance.

Concentration and credit risk

Currently, all of the Company’s operations are in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in U.S. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittances abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, restricted cash, accounts receivable, accounts receivable – related parties, advances to suppliers and amounts due from related parties. A portion of the Company’s sales are credit sales to customers whose ability to pay is dependent upon industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposits and borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

Other uncertainty risk

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s major operations in the PRC are subject to special considerations and significant risks not typically associated with companies in U.S. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

(bb) Related parties

A party is considered related to the Company if it directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(cc) Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. As an “emerging growth company,” or EGC, the Company elected to take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards applicable to private companies. The amendments in this ASU and its subsequent amendments are effective for annual reporting periods beginning after December 15, 2021, including interim periods beginning after December 15, 2022. While the Company continues to evaluate certain aspects of the new standard, it does not expect the new standard to have a material effect on its financial statements and the Company does not expect a significant change in its leasing activities between now and adoption.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU2016-13, Financial Instruments - Credit Losses (Topic 326). The amendments in this ASU require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief. This ASU adds optional transition relief for entities to elect the FV option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The ASUs should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company adopted this ASU on July 1, 2023 which did not have a material impact on the Company’s CFS.

In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements, which offers private companies, and not-for-profit entities that are not conduit bond obligors, a practical expedient that gives them the option of using the written terms and conditions of a common-control arrangement when determining whether a lease exists and the subsequent accounting for the lease, including the lease’s classification and Amends the accounting for leasehold improvements in common-control arrangements for all entities. The Company adopted this ASU on July 1, 2023 Which had no material impact on the company CFS.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The expanded annual disclosures are effective for the year ending December 31, 2024, and the expanded interim disclosures are effective in 2025 and will be applied retroactively to all prior periods presented. The Company is currently evaluating the impact that ASU 2023-07 will have on our CFS.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires, among other things, additional disclosures primarily for the income tax rate reconciliation and income taxes paid. The expanded annual disclosures are effective for the year ending December 31, 2025. The Company is currently evaluating the impact that ASU 2023-09 will have on our CFS and whether we will apply the standard prospectively or retroactively.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s CFS.